Vessels, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Vessels, net

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$4,423,461	$(688,790)	$3,734,671
Additions/ Remeasurement of finance lease liability/ (Depreciation)	349,987	(102,604)	247,383
Disposals	(146,341)	24,728	(121,613)
Balance June 30, 2024	$4,627,107	$(766,666)	$3,860,441

The above balances as of June 30, 2024 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$3,782,032	$(656,531)	$3,125,501
Additions/ (Depreciation)	324,561	(89,988)	234,573
Disposals	(101,640)	20,364	(81,276)
Balance June 30, 2024	$4,004,953	$(726,155)	$3,278,798

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$641,429	$(32,259)	$609,170
Remeasurement of finance lease liability/ (Depreciation)	25,426	(12,616)	12,810
Transfers to owned vessels	(44,701)	4,364	(40,337)
Balance June 30, 2024	$622,154	$(40,511)	$581,643